Capital stock - Additional Information (Details)				12 Months Ended
	Apr. 29, 2021	Nov. 06, 2020 USD ($) shares	Nov. 06, 2020 CAD ($) $ / shares shares	Dec. 31, 2021 USD ($) item Option $ / shares shares	Dec. 31, 2020 USD ($) Option shares	Dec. 31, 2019 USD ($) Option shares	Dec. 31, 2021 $ / shares	Jun. 11, 2021 USD ($) shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares
Disclosure of classes of share capital [line items]
Common stock par value | $ / shares				$ 0
Number of shares issued | shares		4,705,900	4,705,900
Proceeds net of issuance costs		$ 13,747,345
Proceeds from issuance of shares		$ 15,378,058	$ 20,000,075
Proceeds from exercise of warrants				$ 246,160	$ 10,568	$ 59,631
Proceeds from actual share options exercised				$ 246,160	$ 83,566	$ 59,631
Number of share option exercised | Option				203,333	92,500	67,860
Number of stock options forfeited				0	0
Number of stock options expired | Option				33,333	53,667	250
Maximum allowable grants | shares				2,988,172	2,359,143	1,085,261
Number of stock options outstanding				2,259,036	1,184,600	934,767
Shares price per share | $ / shares			$ 4.25
Warrants exercised | shares				0	0
Liabilities from share-based payment transactions					$ 126,503			$ 141,186
Number of option deemed to be settled under cash less transaction | shares								155,517
Stock Option Plan
Disclosure of classes of share capital [line items]
Maximum percentage of granting of options				10.00%
Stock term				5 years
Number of share options granted | Option				1,115,086	396,000
Number of stock options outstanding				1,996,353
Number of shares acquired | item				1
Stock Option Plan | At Time Of Issue [Member]
Disclosure of classes of share capital [line items]
Percentage of vesting of shares				0.33%
Stock Option Plan | After One Year [Member]
Disclosure of classes of share capital [line items]
Percentage of vesting of shares				0.33%
Stock Option Plan | After Two Years [Member]
Disclosure of classes of share capital [line items]
Percentage of vesting of shares				0.33%
Share Appreciation Rights Plan
Disclosure of classes of share capital [line items]
Maximum percentage of granting of options				10.00%
Stock term				5 years
Number of stock options outstanding | Option				0	188,990	0
Share appreciation rights plan obligation				$ 0	$ 126,503	$ 0
Number of shares acquired | item				1
Share Appreciation Rights Plan | At Time Of Issue [Member]
Disclosure of classes of share capital [line items]
Percentage of vesting of shares				0.33%
Share Appreciation Rights Plan | After One Year [Member]
Disclosure of classes of share capital [line items]
Percentage of vesting of shares				0.33%
Share Appreciation Rights Plan | After Two Years [Member]
Disclosure of classes of share capital [line items]
Percentage of vesting of shares				0.33%
Legacy Plan
Disclosure of classes of share capital [line items]
Share options vested | shares				749,267	770,283	613,283
Weighted average exercise price, Options exercisable | $ / shares							$ 3.16
Weighted average exercise price | $ / shares							3.16		$ 2.84	$ 2.62
Number of share options granted				0	396,000	257,850
Omnibus Equity Incentive Plan
Disclosure of classes of share capital [line items]
Stock term				10 years
Share options vested | shares				46,500	0
Weighted average exercise price, Options exercisable | $ / shares							8.84		$ 0
Weighted average exercise price | $ / shares							7.11
Percentage on issued and outstanding	10.00%
Omnibus Equity Incentive Plan | After One Year [Member]
Disclosure of classes of share capital [line items]
Percentage of vesting of shares				0.33%
Omnibus Equity Incentive Plan | After Two Years [Member]
Disclosure of classes of share capital [line items]
Percentage of vesting of shares				0.33%
Omnibus Equity Incentive Plan | After Three Years [Member]
Disclosure of classes of share capital [line items]
Percentage of vesting of shares				0.33%
Restricted Share Units
Disclosure of classes of share capital [line items]
Proceeds from exercise of warrants						$ 0
Stock term				10 years
Number of share options granted				1,023,378
Number of share option vested				842,861
Number of share option exercised				827,361	0
Number of stock options outstanding				196,017
Liabilities from share-based payment transactions								$ 36,219
Number of shares acquired | item				1
Restricted Share Units | After One Year [Member]
Disclosure of classes of share capital [line items]
Percentage of vesting of shares				0.33%
Restricted Share Units | After Two Years [Member]
Disclosure of classes of share capital [line items]
Percentage of vesting of shares				0.33%
Restricted Share Units | After Three Years [Member]
Disclosure of classes of share capital [line items]
Percentage of vesting of shares				0.33%
Warrants
Disclosure of classes of share capital [line items]
Proceeds from exercise of warrants				$ 2,092,276	$ 1,859,963
Proceeds from exercise of warrants						$ 2,196,277
Warrants issued | shares				0	0	0
Warrants outstanding | shares				0	1,123,878
Warrants exercised | shares				1,123,878	1,154,759	1,362,499
Deferred share units
Disclosure of classes of share capital [line items]
Number of share options granted				0	0	0
Percentage of maximum grants based on common shares outstanding				10.00%
Maximum allowable grants | shares				100,000
Number of stock options outstanding				66,667
Deferred share units | Legacy Plan
Disclosure of classes of share capital [line items]
Exercise price | $ / shares							$ 1.20